1
Barrett Growth Fund
Schedule of Investments
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 96 .07%
Administrative and Support Services — 10 .95%
Fair Isaac Corp. (a) ..................................... 500 $ 338,695
Fidelity National Information Services, Inc. .................... 4,000 253,480
PayPal Holdings, Inc. (a) ................................. 5,750 423,200
TransUnion ........................................... 3,000 196,290
Visa, Inc. - Class A ..................................... 6,000 1,319,640
2,531,305
Broadcasting (except Internet) — 2 .15%
Walt Disney Co. (a) ..................................... 5,000 498,050
Chemical Manufacturing — 9 .82%
Ecolab, Inc. ........................................... 3,000 478,110
Merck & Co., Inc. ...................................... 4,000 424,960
Regeneron Pharmaceuticals, Inc. (a) ........................ 875 665,368
Zoetis, Inc. ........................................... 4,200 701,400
2,269,838
Clothing and Clothing Accessories Stores — 3 .97%
TJX Cos., Inc. ......................................... 12,000 919,200
Computer and Electronic Product Manufacturing — 19 .79%
Alphabet, Inc. - Class C (a) ............................... 8,500 767,550
Apple, Inc. ........................................... 7,500 1,105,575
Danaher Corp. ........................................ 2,750 680,707
NVIDIA Corp. ......................................... 5,500 1,276,880
Roper Technologies, Inc. ................................. 600 258,120
Thermo Fisher Scientific, Inc. ............................. 900 487,584
4,576,416
Credit Intermediation and Related Activities — 5 .06%
First Republic Bank/CA .................................. 4,500 553,545
JPMorgan Chase & Co. .................................. 4,300 616,405
1,169,950
Electrical Equipment, Appliance, and Component — 1 .57%
EnerSys ............................................. 4,000 362,760
Food Services and Drinking Places — 5 .28%
McDonald's Corp. ...................................... 2,500 659,775
Starbucks Corp. ....................................... 5,500 561,495
1,221,270
General Merchandise Stores — 4 .24%
Costco Wholesale Corp. ................................. 2,025 980,465
Insurance Carriers and Related Activities — 7 .12%
Progressive Corp. ...................................... 6,500 932,880
UnitedHealth Group, Inc. ................................. 1,500 713,910
1,646,790

Barrett Growth Fund
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
Shares Value
Common Stocks — 96.07% (Continued)
Merchant Wholesalers, Nondurable Goods — 1 .29%
Sysco Corp. .......................................... 4,000 $ 298,280
Miscellaneous Manufacturing — 2 .84%
Stryker Corp. ......................................... 2,500 657,200
Motor Vehicle and Parts Dealers — 0 .54%
AutoZone, Inc. (a) ...................................... 50 124,327
Nonstore Retailers — 3 .26%
Amazon.com, Inc. (a) ................................... 8,000 753,840
Professional, Scientific, and Technical Services — 6 .65%
Accenture PLC ........................................ 3,000 796,650
Tetra Tech, Inc. ........................................ 5,400 739,206
1,535,856
Publishing Industries (Except Internet) — 6 .76%
Adobe, Inc. (a) ........................................ 900 291,555
Microsoft Corp. ........................................ 5,100 1,272,042
1,563,597
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 4 .78%
Ares Management Corp. ................................. 12,000 967,560
BlackRock, Inc. ........................................ 200 137,886
1,105,446
T otal Common Stocks (Cost $ 8,099,118 )
.................
22,214,590
Real Estate Investment Trusts — 2 .97%
Real Estate — 2 .97%
Crown Castle, Inc. ...................................... 5,250 686,438
T otal Real Estate Investment Trusts (Cost $ 868,479 )
.......
686,438
Money Market Funds — 0 .97%
Fidelity Government Portfolio - Institutional Class , 4 .460% (b) ..... 223,165 223,165
Total Money Market Funds (Cost $ 223,165 )
...............
223,165
Total Investments (Cost $9,190,762) — 100.01% 23,124,193
Liabilities in E xcess of Other Assets — ( 0 .01 ) %
............. (495)
Total Net Assets — 100.00%
.............................
$ 23,123,698
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of February 28, 2023.

Notes to Schedule of Investments
February 28, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

Notes to Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2023:
Barrett Growth Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 22,214,590 $ – $ – $ 22,214,590
Real Estate Investment Trusts 686,438 – – 686,438
Total Equity Securities 22,901,028 – – 22,901,028
Money Market Funds 223,165 – – 223,165
Total Investments in Securities $ 23,124,193 $ – $ – $ 23,124,193
(1)
See the Schedule of Investments for industry classifications.